Long Term Debt - Consolidated Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Total long-term debt	$ 2,378,413		$ 1,663,217
MRD [Member]
Debt Instrument [Line Items]
Long-term debt	783,000		871,150
MRD [Member] | 2.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility	183,000
MRD [Member] | PIK notes [Member]
Debt Instrument [Line Items]
Senior Notes			350,000
MRD [Member] | 5.875% Senior Unsecured Notes Due July 2022 [Member]
Debt Instrument [Line Items]
Senior Notes	600,000	[1]
MRD [Member] | Senior Pik Toggle Notes Unamortized Discounts [Member]
Debt Instrument [Line Items]
Unamortized discounts			(6,950)
MRD [Member] | WildHorse Resources, LLC [Member] | 1.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility			203,100
MRD [Member] | WildHorse Resources, LLC [Member] | 325.0 Million Lien Term Facility [Member]
Debt Instrument [Line Items]
Credit facility			325,000
MEMP [Member]
Debt Instrument [Line Items]
Unamortized discounts	(16,587)		(10,933)
Long-term debt	1,595,413		792,067
MEMP [Member] | 2.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility	412,000		103,000
MEMP [Member] | 7.625 % Senior Notes Due May 2021 [Member]
Debt Instrument [Line Items]
Senior Notes	700,000	[2]	700,000	[2]
MEMP [Member] | 6.875% Senior Unsecured Notes Due August 2022 [Member]
Debt Instrument [Line Items]
Senior Notes	$ 500,000	[3]

[1]	The estimated fair value of this fixed-rate debt was $534.0 million at December 31, 2014. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
[2]	The estimated fair value of this fixed-rate debt was $563.5 million and $721.0 million at December 31, 2014 and 2013, respectively. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
[3]	The estimated fair value of this fixed-rate debt was $380.0 million at December 31, 2014. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.